Derivative and Hedging Activities - Quantitative Disclosures Level 3 (Details) - Energy related derivative $ in Millions	Dec. 31, 2019 USD ($)
Oil
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair value, asset	$ 14
Natural gas
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair value, liability	$ (2)
Weighted average | Measurement input, price volatility | Oil
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.2562
Weighted average | Measurement input, price volatility | Natural gas
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.3967
Minimum | Measurement input, price volatility | Oil
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.2071
Minimum | Measurement input, price volatility | Natural gas
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.1693
Maximum | Measurement input, price volatility | Oil
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.6728
Maximum | Measurement input, price volatility | Natural gas
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	1.7149